November 4, 2022

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.
Washington, D.C. 20549

Re:	CPG Vintage Access Fund VI, LLC Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of CPG Vintage Access Fund VI, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission is the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement"). Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

The Fund is a closed-end, non-diversified management investment company to be managed by Central Park Advisers, LLC ("Central Park Advisers"). The Fund's investment objective is to seek long-term attractive risk-adjusted returns. The Fund will seek to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with Central Park Advisers that are represented on the Morgan Stanley Smith Barney LLC platform during the Fund's specified investment period. Morgan Stanley Smith Barney LLC is not a sponsor, promoter, adviser or affiliate of the Fund.

The Fund is structured in a substantially identical manner to CPG Vintage Access Fund V, LLC (File No. 811-23726) ("Vintage V"), which also is advised by Central Park Advisers, and the Registration Statement contains disclosure that is substantially identical to the disclosure contained in Vintage V's registration statement. Vintage V's registration statement initially was filed in August 2021, and subsequently has been reviewed by the Staff in connection with certain revisions to the confidential memorandum. Accordingly, the Fund hereby requests a selective review of the Registration Statement. The Fund anticipates beginning to market to investors in February.

Please direct any questions or comments regarding the Fund's Registration Statement to me at (212) 969-3350 (scoleman@proskauer.com).

Very truly yours,

/s/ Stuart H. Coleman
Stuart H. Coleman

cc: Wendy Li